Label	Element	Value
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: 0.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.80%
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: 93.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: 107.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)